Short-term loans (Details) ¥ in Thousands, $ in Thousands, shares in Millions	1 Months Ended							12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Apr. 21, 2017 CNY (¥)	Apr. 21, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 30, 2016 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 30, 2016 USD ($)
Short-term Debt [Line Items]
Face amount of debt instrument					¥ 150,000					¥ 150,000
Interest Paid, Net								¥ 66,336	$ 10,152	¥ 74,861
Loans Payable to Bank, Current								75,000
CMB Bank
Short-term Debt [Line Items]
Face amount of debt instrument								1,100,000				$ 157,500
Repayments of convertible debt	¥ 459,400	$ 70,000			1,100,000	$ 167,500		577,000	$ 87,500
Interest Paid, Net					¥ 42,100	$ 6,300
Cash Collateral for Borrowed Securities								¥ 1,100,000				$ 165,600
Debt Instrument, Collateral Amount							¥ 1,800,000						$ 275,000
Common Stock Shares Held For Collateral | shares							12.4
Repayments of Long-term Debt			¥ 740,100	$ 107,500
Shanghai Pudong Development Bank Co Ltd [Member]
Short-term Debt [Line Items]
Debt Instrument, Term					3 years	3 years